Financial risk management	12 Months Ended
Jun. 30, 2018
Financial Risk Management
Financial risk management

4.	Financial risk management

4.1. Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative instruments.

Certain Company’s operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Excluding derivative financial instruments, fair value is basically determined using the discounted cash flow method. The amounts recorded under current assets and liabilities are either highly liquid or mature within twelve months, as such their carrying value approximates their fair value.

4.2. Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company’s policies in respect to transactions with financial instruments, which have been approved by the Board of Directors, are as follows: (i) Investment Policy which provides guidelines in respect to Company’s investment of cash, considering the counterparty risk, the nature of instruments and liquidity, among others; (ii) Derivative financial instrument policy which provides guidelines to manage the Company’s exposures to currency risk, interest rate and index risks, and agricultural commodities price risk, always linking the derivative financial instrument to the asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or the Derivative financial instrument Policy including hedge against future cash flows with respect to future production of commodities.

a)   Cash and cash equivalents, marketable securities, trade accounts receivable, receivable from sale of farms, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b)   Loans, financing and debentures. The book value of loans, financing and debentures, denominated in reais have its interest rates either fixed or based on the variation of TJLP (Long Term Interest Rate), SELIC (Special System of Clearance and Custody Rate) and exchange rate and approximates their fair value. The Executive Officers report the transactions entered into at the Board of Directors’ meetings.

4.3. Analysis of exposure to financial asset and liability risks

a)	Currency risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b)	Interest rate and indices risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the interest rates or indices which increase financial expenses related to certain contracts for the acquisition of farms, indexed by inflation, such as the IGP-M rate (“FGV”).

c)	Agricutural commodities price risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the market prices of agricultural products.

4.4. Objectives and strategies of risk management and of use of derivative instruments

The Executive Board is responsible for managing financial risks, and evaluates the Company’s exposure to foreign currency risk, interest rate and index risk and agricultural commodities price risk with respect to assets, liabilities and transactions of the Company. Considering the exposure to such risks, Company management evaluates the convenience, cost and availability in the market of derivative financial instruments which allow the Company to mitigate such risks. After such assessment, the Executive Board decides whether to enter into derivative financial instruments within the parameters previously approved in the Policies referred to above, and reports it in the Board of Directors’ meetings.

4.5. Risks related to operating strategy

The use of derivative instruments as an economic hedge reduce the risks of changes in cash flows arising from risks such as foreign currency, interest rate and price index and agricultural commodities prices, currently soybean and corn.

However the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as, among others, differences between the contract dates, the maturity and settlement dates, or differences in “spreads” on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps. In the case of the derivative financial instruments strategy to hedge recognized assets and liabilities, management believes that the derivative financial instruments present a high degree of protection with respect to the changes in the assets and liabilities being hedged.

In the case of the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

To the extent that the Company does not set the selling price of soybean through derivative financial instruments, but rather it establishes a range of selling prices through options, the quantity of US dollars to be received from the sale of soybean to customers and from the settlement of the options is a range of amounts. Should the notional amount of futures to sell US dollars entered into be lower than the actual amount of US dollars received, the Company will be exposed to changes in the exchange rate between the U.S. dollar and the Brazilian real for the amount hedged in excess and vice-versa should the notional amount of futures to sell US dollars entered into be higher than the actual amount of U.S. dollars received.

4.6. Controls over the use of derivative financial instruments

Additionally, the Company is subject to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded in on stock exchanges or from prime first-tier financial institutions or “trading” companies. The Company understands that, at the balance sheet date, there are no indications of collectability risk with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main controls established on the use of derivative financial instruments are as follows:

●	establishment of policies defined by the Board of Directors;

●	prohibition to enter into derivative financial instruments that have not been approved by the Executive Officers;

●	maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments contracts;

●	daily risk report with the consolidated position provided to a group comprising the Executive Officers and designated members of the Board of Directors;

●	monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and

●	the fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted.

4.7. Impact of derivative instruments on the statement of operation

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

4.8. Estimate of fair value of derivative financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on the quoted prices at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties. The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

●	Derivative financial instruments of agricultural commodities - The fair value is obtained by using various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).

●	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument the conditions for variation in foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities which is being hedged or, in the case of derivative financial instruments related to transactions not recorded in the balance sheet, in the fair value of the contracted derivatives.

The sensitivity analysis aims at measuring the impact from the changes in the market variables on the aforementioned financial instruments of the Company, considering all other market indicators comprised. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates 5 distinct scenarios that differ due to the intensity of variation in relation to the current market. At June 30, 2018, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

The preparation of the probable scenario took into consideration the market prices of each one of the reference assets of derivative instruments held by the Company at year end. Since all these assets are inserted in competitive and open markets, the current market price is a satisfactory reference for the expected price of these assets. Accordingly, since the current market price was the reference for the calculation of both book value of derivatives and the Probable Scenario, the result of the latter one is the same, because the rates and prices of each operation maturity were used.

The assumptions and scenarios are as follows:

				2018
		Devaluation in reais R$		Appreciation in reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV +50%

Soybean - R$ / bag – July 12, 2018 (CBOT)	74.81	56.11	37.41	93.51	112.22
Soybean - R$ / bag – July 13, 2018 (CBOT)	72.98	54.74	36.49	91.23	109.47
Soybean - R$ / bag – July 27, 2018 (CBOT)	73.89	55.42	36.95	92.36	110.84
Soybean - R$ / bag – October 26, 2018 (CBOT)	74.81	56.11	37.41	93.51	112.22
Ethanol - R$ / mˆ3 – July 31, 2018 (BM&F)	1,610.00	1,207.50	805.00	2,012.50	2,415.00
Ethanol - R$ / mˆ3 – August 31, 2018 (BM&F)	1,680.00	1,260.00	840.00	2,100.00	2,520.00
Ethanol - R$ / mˆ3 – September 28, 2018 (BM&F)	1,705.00	1,278.75	852.50	2,131.25	2,557.50

U.S. dollar – October 26, 2018	3.92	2.94	1.96	4.90	5.88

Interest (% rate) – July 2, 2018	6.41%	4.81%	3.21%	8.01%	9.62%
Interest (% rate) – August 27, 2018	6.51%	4.88%	3.26%	8.14%	9.77%
Interest (% rate) – May 10, 2019	7.53%	5.65%	3.77%	9.41%	11.30%
Interest (% rate) – August 15, 2023	11.09%	8.32%	5.55%	13.86%	16.64%

					2017
		Devaluation in reais R$		Appreciation in reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV +50%

Soybean - R$ / bag – July 2017 (CBOT)	68.72	51.54	34.36	85.90	103.08
Cattle - R$ / @ – October 2017 (BMF)	124.58	93.44	62.29	155.73	186.87
Soybean - R$ / bag – November 2017 (CBOT)	69.64	52.23	34.82	87.05	104.46
Soybean - R$ / bag – April 2018 (CBOT)	3.60	2.70	1.80	4.50	5.40
Soybean - R$ / bag – June 2018 (CBOT)	4.44	3.33	2.22	5.55	6.66
Soybean - R$ / bag – July 2018 (CBOT)	71.31	53.48	35.66	89.14	106.97

U.S. dollar – August 3, 2017	3.33	2.50	1.67	4.16	5.00
U.S. dollar – July 28, 2017	3.33	2.50	1.67	4.16	5.00
U.S. dollar – May 30, 2018	3.49	2.62	1.75	4.36	5.24

This sensitivity analysis aims to measure the impact of variable market changes on the aforementioned financial instruments of the Company, considering all other market indicators remain unchanged. Estimated amounts below can significantly differ from amount eventually settled.

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index disclosure were used for the rates used in the “probable scenario”.

							Scenario I - Possible		Scenario II - Remote		Scenario I - Possible		Scenario II – Remote
(*) Annual average rates		At June 30, 2018			Scenario I - Probable		Decrease	25%	Decrease	50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate
Investment	CDI	81,213	—	6.39%	(983)	7.60%	(1,543)	5.70%	(3,086)	3.80%	1,543	9.50%	3,086	11.40%
Marketable securities - LFT	SELIC	10,086	—	6.40%	(122)	7.61%	(193)	5.71%	(383)	3.81%	193	9.51%	383	11.42%
Marketable securities - USD	CDI	19,355	—	6.39%	(234)	7.60%	(368)	5.70%	(735)	3.80%	368	9.50%	735	11.40%
Investment	USD	22,700	3,079	3.86	(416)	3.99	(3,072)	2.99	(6,145)	2.00	3,072	4.99	6,145	5.99
Total cash, cash equivalents		133,354	3,079		(1,755)		(5,176)		(10,349)		5,176		10,349

Financing for Working Capital	USD	(486)	(126)	3.86	(66)	3.99	485	2.99	970	2.00	(485)	4.99	(970)	5.99
Financing for Working Capital	CDI	(141,642)	—	6.39%	(1,714)	7.60%	2,691	5.70%	5,382	3.80%	(2,691)	9.50%	(5,382)	11.40%
Financing for Machinery and Equipment – FINAME	TJLP	(1,317)	—	6.60%	—	6.60%	22	4.95%	43	3.30%	(22)	8.25%	(43)	9.90%
Financing for sugarcane	TJLP	(11,893)	—	6.60%	—	6.60%	196	4.95%	392	3.30%	(196)	8.25%	(392)	9.90%
Total financing (b)		(155,338)	(126)		(1,780)		3,394		6,787		(3,394)		(6,787)

Araucária Farma III	Soybean bags	8,527	121,692	80.60	—	80.60	(2,132)	60.45	(4,264)	40.30	2,132	100.75	4,264	120.89
Araucária Farm IV	Soybean bags	9,017	129,499	86.08	—	86.08	(2,254)	64.56	(4,509)	43.04	2,254	107.60	4,509	129.12
Araucária Farm V	Soybean bags	50,594	717,840	93.27	—	93.27	(12,649)	69.96	(25,297)	46.64	12,649	116.59	25,297	139.91
Jatobá Farm Gleba 12A	Soybean bags	8,657	120,000	88.14	—	88.14	(2,164)	66.10	(4,329)	44.07	2,164	110.17	4,329	132.21
Total receivables from farms		76,795	1,089,031		—	—	(19,199)		(38,399)		19,199		38,399

Derivative, net	Grains	805	(1,819,921)	(a)	—	(a)	12,365	(a)	23,068	(a)	(9,041)	(a)	(19,744)	(a)
Derivative, net	USD	(2,079)	(35,800)	(a)	—	(a)	28,857	(a)	58,799	(a)	(31,027)	(a)	(60,970)	(a)
Derivative, net	Ethanol	216	(2,100)	(a)	—	(a)	1,105	(a)	1,997	(a)	(675)	(a)	(1,566)	(a)
Derivative, net	Swap	(14)	64,810	(a)	—	(a)	331	(a)	321	(a)	344	(a)	350	(a)
Margin - LFT Socopa	SELIC	20,790	—	6.40%	(249)	7.60%	(395)	5.70%	(790)	3.80%	395	9.50%	790	11.40%
Total derivatives		19,718			(249)		42,263		83,395		(40,004)		(81,140)

Cresca, net	USD	(1,450)	(376)	3.86	(51)	3.99	375	2.99	751	2.00	(375)	4.99	(751)	5.99
Cresud, net	USD	267	69	3.86	8	3.99	(69)	2.99	(138)	2.00	69	4.99	138	5.99
Total related parties		(1,183)	(307)		(43)		306		613		(306)		(613)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the transaction were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions with fixed rate.

b)	Credit risk

Credit risk refers to the risk of the noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed arises from the possibility of not recovering the amounts receivable from the sale of sugarcane, grains, and from the leasing of land.

To reduce credit risk in commercial transactions, the Company adopts the practice of defining credit limits in which it analyzes factors such as: the counteerparty’s history, history of its business, commercial references and Credit Protection Institution (Serasa). The Company also constantly monitors the outstanding balances.

Currently, management does not expect losses due to the default of its counterparties and has no significant exposure to any individual counterparty.

c)	Liquidity risk

The prudent management of liquidity risk implies the maintenance of sufficient cash and marketable securities to comply with its financial commitments, due to the mismatch of terms or volume between the estimated amounts receivables and payables.

The table below shows the Company’s financial liabilities by maturity. The amounts disclosed in the table are the discounted contractual cash flows, in addition to the net derivative financial instruments, whose fair value is disclosed. With respect to payables for the purchase of farms all amounts due at June 30, 2018 and 2017 are payable upon the fulfillment of certain conditions precedent by the sellers and as a result its payment date cannot be determined and have been considered as payable on demand in the table below and no interest or other financial charges have been considered.

	Note	Less than one year	From one to two years	From three to five years	Above five years	Total
At June 30, 2018
Trade payable	14.1	48,518	—	—	—	48,518
Financial instruments derivatives	6	10,489	2,145	—	—	12,634
Loans, financing and debentures	15	70,088	21,298	143,793	40,841	276,020
Payable for purchase of farms	13	—	—	—	—	—
Transactions with related parties	27	1,831	—	—	—	1,831

At June 30, 2017
Trade payable	14.1	37,805	—	—	—	37,805
Financial instruments derivatives	6	3,978	—	—	—	3,978
Loans and financing	15	56,620	16,428	15,129	23,998	112,175
Payable for purchase of farms	13	24,646	—	—	—	24,646
Transactions with related parties	27	4,784	—	—	—	4,784

4.9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividend paid to stockholders, return capital to stockholders or, also, issue new shares or sell assets to reduce, for example, debt.

Consistent with others in the industry, the Company monitors capital based on the leverage ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total loans and financing (including “current and noncurrent loans and financing” as shown in the Consolidated statement of financial position) less cash and cash equivalents. Total capital is calculated as equity, as shown in the Consolidated statement of financial position, plus net debt.

According to the following table, the Company presents net debt of loans, acquisitions payable and trade accounts payables and the financial leverage index.

	2018	2017
Loans, financing, debentures and finance leases (Note 15)	276,020	112,175
Total payable for purchase of farms (Note 13)	—	24,646
Total trade accounts payables (Note 14.1)	48,518	37,805
Total derivatives (Note 6)	12,634	3,978
	337,172	178,604

Less: cash and cash equivalents (Note 5.1)	(104,314)	(43,798)
Less: marketable securities (Notes 5.2)	(29,441)	(24,060)
	(133,755)	(67,858)

Net debt	203,417	110,746
Total equity	755,864	667,468
Financial leverage	26.91%	16.59%

4.10.	Hierarchy of fair value and financial instruments by category

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●   Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

●   Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

●   Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

There were no changes in the valuation methodology used to estimate the fair value of financial instruments categorized as levels 2 and 3.

There were no transfers between fair value hierarchy levels during the year.

The following table presents the Company’s main financial assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

				June 30, 2018				June 30, 2017
Consolidated – thousand R$	Note	Fair value through profit or loss	Loans and receivables	Total	Fair value Level 2	Fair value through profit or loss	Loans and receivables	Total	Fair value Level 2
Assets
Current
Cash equivalents	5.1	81,213	—	81,213	81,213	28,639	—	28,639	28,639
Marketable securities (d)	5.2	11,215	—	11,215	11,215	6,972	—	6,972	6,972
Trade accounts receivable, net	7.1	—	57,185	57,185	57,185	—	35,167	35,167	35,167
Receivable from sale of farm, net	7.1	21,372	—	21,372	21,372	9,136	—	9,136	9,136
Derivative financial instruments (c)	6	28,299	—	28,299	7,293	4,090	—	4,090	670
Transactions with related parties	27	—	1,660	1,660	1,660	—	1,298	1,298	1,298

Noncurrent
Marketable securities	5.2	18,226	—	18,226	18,226	17,088	—	17,088	17,088
Trade accounts receivable, net	7.1	—	—	—	—	—	100	100	100
Receivable from sale of farm	7.1	55,423	—	55,423	55,423	22,592	—	22,592	22,592
Derivative financial instruments (c)	6	4,053	—	4,053	4,053	1	—	1	—
Transactions with related parties	27	—	—	—	—	—	35,640	35,640	35,640
Total		219,801	58,845	278,646	257,640	88,518	72,205	160,723	157,302

		June 30, 2018				June 30, 2017
Consolidated – thousand R$	Note	Designated at fair value through profit or loss	Financial liabilities at amortized cost	Total	Fair value Level 2	Designated at fair value through profit or loss	Financial liabilities at amortized cost	Total	Fair value Level 2
Liabilities
Current
Trade accounts payable	14.1	—	48,518	48,518	48,518	—	37,805	37,805	37,805
Loans, financing and debentures (a)	15	—	68,412	68,412	68,412	—	55,001	55,001	55,001
Finance lease sugarcane crop - Partnership III (b)	15	1,676	—	1,676	N/A	1,619	—	1,619	N/A
Derivative financial instruments (c)	6	10,489	—	10,489	9,214	3,978	—	3,978	809
Payables for purchase of farms	13	—	—	—	—	—	24,646	24,646	24,646

Noncurrent
Loans, financing and debentures (a)	15	—	187,393	187,393	187,393	—	33,095	33,095	33,095
Finance lease sugarcane crop - Partnerships III and IV (b)	15	18,539	—	18,539	N/A	22,460	—	22,460	N/A
Derivative financial instruments (c)	6	2,145	—	2,145	2,145	—	—	—	—
Total		32,849	304,323	337,172	315,682	28,057	150,547	178,604	151,356

(a) The carrying amount of loans and financing in the financial statements, approximate the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b) Finance lease is measured at fair value in Level 3. The pricing takes into account the average ATR for lease agreements disclosed by Consecana (138 Kg ATR / TC), at the Consecana price for the respective month, at a weighting of 50% EHC and 50% EAC.

(c) The Derivative transactions negotiated in an active market in the amount of R$1,275 (R$3,169 at June 30, 2017) are measured at fair value at Level 1, and over-the-counter transactions are measured at Level 2, as presented in the table above.